Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Income Tax [Abstract]
Summary of Income Tax Expense (Benefit)

	2020	2019	2018
	(in € millions)
Current tax expense
Current year	25	45	41
Changes in estimates in respect to prior year	(9)	(1)	—
	16	44	41
Deferred tax (benefit)/expense
Temporary differences	(137)	27	(123)
Change in recognition of deferred tax	(7)	(17)	(14)
Change in tax rates	—	1	1
	(144)	11	(136)
Income tax (benefit)/expense	(128)	55	(95)

Summary of Reconciliation Between Reported Tax Expense and Theoretical Tax Expense Loss Before Taxes
A reconciliation between the reported tax expense for the year, and the theoretical tax expense that would arise when applying the statutory tax rate in Luxembourg of 24.94%, 24.94%, and 26.01%, to the consolidated loss before taxes for the years ended December 31, 2020, 2019, and 2018, respectively, is shown in the table below:

	2020	2019	2018
	(in € millions)
Loss before tax	(709)	(131)	(173)
Tax using the Luxembourg tax rate	(177)	(33)	(45)
Effect of tax rates in foreign jurisdictions	12	2	(11)
Permanent differences	54	58	(7)
Change in unrecognized deferred taxes	(9)	29	(43)
Adjustments in respect of previous years	(9)	(1)
Other	1	—	11
Income tax (benefit)/expense	(128)	55	(95)

Schedule of Major Components of Deferred Tax Assets and Liabilities
The major components of deferred tax assets and liabilities are comprised of the following:

	2020	2019
	(in € millions)
Intangible assets	(61)	(42)
Share-based compensation	27	14
Tax losses carried forward	224	78
Property and equipment	91	79
Unrealized gains	(276)	(126)
Other	10	4
Net deferred tax	15	7

Summary of Reconciliation of Net Deferred Tax
A reconciliation of net deferred tax is shown in the table below:

	2020	2019	2018
	(in € millions)
At January 1	7	6	6
Movement recognized in consolidated statement of operations	144	(11)	136
Movement recognized in consolidated statement of changes in equity and other comprehensive income	(136)	18	(136)
Movement due to acquisition	—	(6)	—
At December 31	15	7	6

Summary of Deferred Tax Reconciliation to Balance Sheet

Reconciliation to consolidated statement of financial position	2020	2019
	(in € millions)
Deferred tax assets	15	9
Deferred tax liabilities	—	2

Summary of Deferred Tax Assets Unrecognized
Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits. Certain prior year amounts have been reclassified to conform to current year presentation.

	2020	2019
	(in € millions)
Intangible assets	72	77
Share-based compensation	198	58
Tax losses carried forward	201	192
Tax credits carried forward	28	14
Unrealized losses	1	3
Other	35	33
	535	377

Schedule of Tax Loss Carry-forwards Expected to Expire	Tax loss and credit carry-forwards as at December 31, 2020 were expected to expire as follows:

Expected expiry	2021 - 2030	2031 and onwards	Unlimited	Total
	(in € millions)
Tax loss carry-forwards	—	695	1,501	2,196
Research and development credit carry-forward	—	28	—	28
Foreign tax credits	2	—	—	2